Filed with the Securities and Exchange Commission on January 28, 1998.

                                                            File No. 2-96461
                                                            File No. 811-4257

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.
                                 ----
      Post-Effective Amendment No.   23
                                    ----

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No.    27
                     -----
                      Scudder Variable Life Investment Fund
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA     02110-4103
                -------------------------------------    ----------
               (Address of Principal Executive Offices)  (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567

                               Thomas F. McDonough
                        Scudder Kemper Investments, Inc.
                   Two International Place, Boston, MA 02110-4103
                       (Name Address of Agent for Service)

It is proposed that this filing will become effective

        X         immediately upon filing pursuant to paragraph (b)
       ---
       ___        on May 1, 1997 pursuant to paragraph (b)

       ___        60 days after filing pursuant to paragraph (a)(i)

       ___        on   ________________   pursuant to paragraph (a)(i)

       ___        75 days after filing pursuant to paragraph (a)(ii)

       ___        on  ____________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

      ____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      SCUDDER VARIABLE LIFE INVESTMENT FUND
                             MONEY MARKET PORTFOLIO
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

  Item No.    Item Caption         Prospectus Caption
  --------    ------------         ------------------

     1.       Cover Page           COVER PAGE

     2.       Synopsis             NOT APPLICABLE

     3.       Condensed            NOT APPLICABLE
              Financial
              Information

     4.       General              INVESTMENT CONCEPT OF THE FUND;
              Description of       INVESTMENT OBJECTIVES AND POLICIES OF THE
              Registrant           PORTFOLIO; SPECIAL RISK CONSIDERATIONS;
                                   POLICIES AND TECHNIQUES APPLICABLE TO THE
                                   PORTFOLIO;
                                   INVESTMENT RESTRICTIONS

     5.       Management of the    INVESTMENT ADVISER; PORTFOLIO MANAGEMENT;
              Fund                 ADDITIONAL INFORMATION

    5A.       Management's         NOT APPLICABLE
              Discussion of Fund
              Performance

     6.       Capital Stock and    TAX STATUS, DIVIDENDS AND DISTRIBUTIONS;
              Other Securities     SHAREHOLDER COMMUNICATIONS; ADDITIONAL
                                   INFORMATION

     7.       Purchase of          DISTRIBUTOR; PURCHASES AND REDEMPTIONS;
              Securities Being     NET ASSET VALUE
              Offered

     8.       Redemption or        PURCHASES AND REDEMPTIONS;
              Repurchase           NET ASSET VALUE

     9.       Pending Legal        NOT APPLICABLE
              Proceedings


                            Cross Reference - Page 1

                      SCUDDER VARIABLE LIFE INVESTMENT FUND
                             MONEY MARKET PORTFOLIO
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART B

                                      Caption in Statement of
  Item No.    Item Caption            Additional Information
  --------    ------------            -----------------------

    10.       Cover Page              COVER PAGE

    11.       Table of Contents       TABLE OF CONTENTS

    12.       General Information     ORGANIZATION AND CAPITALIZATION
              and History

    13.       Investment Objectives   INVESTMENT OBJECTIVE AND POLICIES;
              and Policies            POLICIES AND TECHNIQUES APPLICABLE TO THE
                                      PORTFOLIO; INVESTMENT RESTRICTIONS;
                                      PORTFOLIO TURNOVER

    14.       Management of the Fund  MANAGEMENT

    15.       Control Persons and     TRUSTEES AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory     INVESTMENT ADVISER AND DISTRIBUTOR;
              and Other Services        EXPERTS

    17.       Brokerage Allocation    ALLOCATION OF PORTFOLIO BROKERAGE

    18.       Capital Stock and       ORGANIZATION AND CAPITALIZATION;
              Other Securities        ADDITIONAL INFORMATION

    19.       Purchase, Redemption    PURCHASES AND REDEMPTIONS;
              and Pricing of          NET ASSET VALUE;
              Securities Being        DIVIDENDS AND DISTRIBUTIONS
              Offered

    20.       Tax Status              TAX STATUS; DIVIDENDS AND DISTRIBUTIONS

    21.       Underwriters            INVESTMENT ADVISER AND DISTRIBUTOR

    22.       Calculations of         PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements    FINANCIAL STATEMENTS


                            Cross Reference - Page 2

                      SCUDDER VARIABLE LIFE INVESTMENT FUND
                                 BOND PORTFOLIO
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

  Item No.    Item Caption         Prospectus Caption
  --------    ------------         ------------------
     1.       Cover Page           COVER PAGE

     2.       Synopsis             NOT APPLICABLE

     3.       Condensed            NOT APPLICABLE
              Financial
              Information

     4.       General              INVESTMENT CONCEPT OF THE FUND;
              Description of       INVESTMENT OBJECTIVES AND POLICIES OF THE
              Registrant           PORTFOLIO; SPECIAL RISK CONSIDERATIONS;
                                   POLICIES AND TECHNIQUES APPLICABLE TO THE
                                   PORTFOLIO;
                                   INVESTMENT RESTRICTIONS

     5.       Management of the    INVESTMENT ADVISER; PORTFOLIO MANAGEMENT;
              Fund                 ADDITIONAL INFORMATION

    5A.       Management's         NOT APPLICABLE
              Discussion of Fund
              Performance

     6.       Capital Stock and    TAX STATUS, DIVIDENDS AND DISTRIBUTIONS;
              Other Securities     SHAREHOLDER COMMUNICATIONS; ADDITIONAL
                                   INFORMATION

     7.       Purchase of          DISTRIBUTOR; PURCHASES AND REDEMPTIONS;
              Securities Being     NET ASSET VALUE
              Offered

     8.       Redemption or        PURCHASES AND REDEMPTIONS;
              Repurchase           NET ASSET VALUE

     9.       Pending Legal        NOT APPLICABLE
              Proceedings

                            Cross Reference - Page 3

                      SCUDDER VARIABLE LIFE INVESTMENT FUND
                                 BOND PORTFOLIO
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART B

                                      Caption in Statement of
  Item No.    Item Caption            Additional Information
  --------    ------------            ----------------------
    10.       Cover Page              COVER PAGE

    11.       Table of Contents       TABLE OF CONTENTS

    12.       General Information     ORGANIZATION AND CAPITALIZATION
              and History

    13.       Investment Objectives   INVESTMENT OBJECTIVE AND POLICIES;
              and Policies            POLICIES AND TECHNIQUES APPLICABLE TO THE
                                      PORTFOLIO; INVESTMENT RESTRICTIONS;
                                      PORTFOLIO TURNOVER

    14.       Management of the Fund  MANAGEMENT

    15.       Control Persons and     TRUSTEES AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory     INVESTMENT ADVISER AND DISTRIBUTOR;
              and Other Services        EXPERTS

    17.       Brokerage Allocation    ALLOCATION OF PORTFOLIO BROKERAGE

    18.       Capital Stock and       ORGANIZATION AND CAPITALIZATION;
              Other Securities        ADDITIONAL INFORMATION

    19.       Purchase, Redemption    PURCHASES AND REDEMPTIONS;
              and Pricing of          NET ASSET VALUE;
              Securities Being        DIVIDENDS AND DISTRIBUTIONS
              Offered

    20.       Tax Status              TAX STATUS; DIVIDENDS AND DISTRIBUTIONS

    21.       Underwriters            INVESTMENT ADVISER AND DISTRIBUTOR

    22.       Calculations of         PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements    FINANCIAL STATEMENTS

                            Cross Reference - Page 4

                      SCUDDER VARIABLE LIFE INVESTMENT FUND
                               BALANCED PORTFOLIO
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

  Item No.    Item Caption         Prospectus Caption
  --------    ------------         ------------------
     1.       Cover Page           COVER PAGE

     2.       Synopsis             NOT APPLICABLE

     3.       Condensed            NOT APPLICABLE
              Financial
              Information

     4.       General              INVESTMENT CONCEPT OF THE FUND;
              Description of       INVESTMENT OBJECTIVES AND POLICIES OF THE
              Registrant           PORTFOLIO; SPECIAL RISK CONSIDERATIONS;
                                   POLICIES AND TECHNIQUES APPLICABLE TO THE
                                   PORTFOLIO;
                                   INVESTMENT RESTRICTIONS

     5.       Management of the    INVESTMENT ADVISER; PORTFOLIO MANAGEMENT;
              Fund                 ADDITIONAL INFORMATION

    5A.       Management's         NOT APPLICABLE
              Discussion of Fund
              Performance

     6.       Capital Stock and    TAX STATUS, DIVIDENDS AND DISTRIBUTIONS;
              Other Securities     SHAREHOLDER COMMUNICATIONS; ADDITIONAL
                                   INFORMATION

     7.       Purchase of          DISTRIBUTOR; PURCHASES AND REDEMPTIONS;
              Securities Being     NET ASSET VALUE
              Offered

     8.       Redemption or        PURCHASES AND REDEMPTIONS;
              Repurchase           NET ASSET VALUE

     9.       Pending Legal        NOT APPLICABLE
              Proceedings


                            Cross Reference - Page 5

                      SCUDDER VARIABLE LIFE INVESTMENT FUND
                               BALANCED PORTFOLIO
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART B

                                      Caption in Statement of
  Item No.    Item Caption            Additional Information
  --------    ------------            ----------------------

    10.       Cover Page              COVER PAGE

    11.       Table of Contents       TABLE OF CONTENTS

    12.       General Information     ORGANIZATION AND CAPITALIZATION
              and History

    13.       Investment Objectives   INVESTMENT OBJECTIVE AND POLICIES;
              and Policies            POLICIES AND TECHNIQUES APPLICABLE TO THE
                                      PORTFOLIO; INVESTMENT RESTRICTIONS;
                                      PORTFOLIO TURNOVER

    14.       Management of the Fund  MANAGEMENT

    15.       Control Persons and     TRUSTEES AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory     INVESTMENT ADVISER AND DISTRIBUTOR;
              and Other Services        EXPERTS

    17.       Brokerage Allocation    ALLOCATION OF PORTFOLIO BROKERAGE

    18.       Capital Stock and       ORGANIZATION AND CAPITALIZATION;
              Other Securities        ADDITIONAL INFORMATION

    19.       Purchase, Redemption    PURCHASES AND REDEMPTIONS;
              and Pricing of          NET ASSET VALUE;
              Securities Being        DIVIDENDS AND DISTRIBUTIONS
              Offered

    20.       Tax Status              TAX STATUS; DIVIDENDS AND DISTRIBUTIONS

    21.       Underwriters            INVESTMENT ADVISER AND DISTRIBUTOR

    22.       Calculations of         PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements    FINANCIAL STATEMENTS


                            Cross Reference - Page 6

                      SCUDDER VARIABLE LIFE INVESTMENT FUND
                           GROWTH AND INCOME PORTFOLIO
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A


PART A

  Item No.    Item Caption         Prospectus Caption
  --------    ------------         ------------------

     1.       Cover Page           COVER PAGE

     2.       Synopsis             NOT APPLICABLE

     3.       Condensed            NOT APPLICABLE
              Financial
              Information

     4.       General              INVESTMENT CONCEPT OF THE FUND;
              Description of       INVESTMENT OBJECTIVES AND POLICIES OF THE
              Registrant           PORTFOLIO; SPECIAL RISK CONSIDERATIONS;
                                   POLICIES AND TECHNIQUES APPLICABLE TO THE
                                   PORTFOLIO;
                                   INVESTMENT RESTRICTIONS

     5.       Management of the    INVESTMENT ADVISER; PORTFOLIO MANAGEMENT;
              Fund                 ADDITIONAL INFORMATION

    5A.       Management's         NOT APPLICABLE
              Discussion of Fund
              Performance

     6.       Capital Stock and    TAX STATUS, DIVIDENDS AND DISTRIBUTIONS;
              Other Securities     SHAREHOLDER COMMUNICATIONS; ADDITIONAL
                                   INFORMATION

     7.       Purchase of          DISTRIBUTOR; PURCHASES AND REDEMPTIONS;
              Securities Being     NET ASSET VALUE
              Offered

     8.       Redemption or        PURCHASES AND REDEMPTIONS;
              Repurchase           NET ASSET VALUE

     9.       Pending Legal        NOT APPLICABLE
              Proceedings


                            Cross Reference - Page 7

                      SCUDDER VARIABLE LIFE INVESTMENT FUND
                           GROWTH AND INCOME PORTFOLIO
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART B

                                      Caption in Statement of
  Item No.    Item Caption            Additional Information
  --------    ------------            ----------------------

    10.       Cover Page              COVER PAGE

    11.       Table of Contents       TABLE OF CONTENTS

    12.       General Information     ORGANIZATION AND CAPITALIZATION
              and History

    13.       Investment Objectives   INVESTMENT OBJECTIVE AND POLICIES;
              and Policies            POLICIES AND TECHNIQUES APPLICABLE TO THE
                                      PORTFOLIO; INVESTMENT RESTRICTIONS;
                                      PORTFOLIO TURNOVER

    14.       Management of the Fund  MANAGEMENT

    15.       Control Persons and     TRUSTEES AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory     INVESTMENT ADVISER AND DISTRIBUTOR;
              and Other Services        EXPERTS

    17.       Brokerage Allocation    ALLOCATION OF PORTFOLIO BROKERAGE

    18.       Capital Stock and       ORGANIZATION AND CAPITALIZATION;
              Other Securities        ADDITIONAL INFORMATION

    19.       Purchase, Redemption    PURCHASES AND REDEMPTIONS;
              and Pricing of          NET ASSET VALUE;
              Securities Being        DIVIDENDS AND DISTRIBUTIONS
              Offered

    20.       Tax Status              TAX STATUS; DIVIDENDS AND DISTRIBUTIONS

    21.       Underwriters            INVESTMENT ADVISER AND DISTRIBUTOR

    22.       Calculations of         PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements    FINANCIAL STATEMENTS


                            Cross Reference - Page 8

                      SCUDDER VARIABLE LIFE INVESTMENT FUND
                            CAPITAL GROWTH PORTFOLIO
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

  Item No.    Item Caption         Prospectus Caption
  --------    ------------         ------------------

     1.       Cover Page           COVER PAGE

     2.       Synopsis             NOT APPLICABLE

     3.       Condensed            NOT APPLICABLE
              Financial
              Information

     4.       General              INVESTMENT CONCEPT OF THE FUND;
              Description of       INVESTMENT OBJECTIVES AND POLICIES OF THE
              Registrant           PORTFOLIO; SPECIAL RISK CONSIDERATIONS;
                                   POLICIES AND TECHNIQUES APPLICABLE TO THE
                                   PORTFOLIO;
                                   INVESTMENT RESTRICTIONS

     5.       Management of the    INVESTMENT ADVISER; PORTFOLIO MANAGEMENT;
              Fund                 ADDITIONAL INFORMATION

    5A.       Management's         NOT APPLICABLE
              Discussion of Fund
              Performance

     6.       Capital Stock and    TAX STATUS, DIVIDENDS AND DISTRIBUTIONS;
              Other Securities     SHAREHOLDER COMMUNICATIONS; ADDITIONAL
                                   INFORMATION

     7.       Purchase of          DISTRIBUTOR; PURCHASES AND REDEMPTIONS;
              Securities Being     NET ASSET VALUE
              Offered

     8.       Redemption or        PURCHASES AND REDEMPTIONS;
              Repurchase           NET ASSET VALUE

     9.       Pending Legal        NOT APPLICABLE
              Proceedings


                            Cross Reference - Page 9

                      SCUDDER VARIABLE LIFE INVESTMENT FUND
                            CAPITAL GROWTH PORTFOLIO
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART B

                                      Caption in Statement of
  Item No.    Item Caption            Additional Information
  --------    ------------            ----------------------

    10.       Cover Page              COVER PAGE

    11.       Table of Contents       TABLE OF CONTENTS

    12.       General Information     ORGANIZATION AND CAPITALIZATION
              and History

    13.       Investment Objectives   INVESTMENT OBJECTIVE AND POLICIES;
              and Policies            POLICIES AND TECHNIQUES APPLICABLE TO THE
                                      PORTFOLIO; INVESTMENT RESTRICTIONS;
                                      PORTFOLIO TURNOVER

    14.       Management of the Fund  MANAGEMENT

    15.       Control Persons and     TRUSTEES AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory     INVESTMENT ADVISER AND DISTRIBUTOR;
              and Other Services        EXPERTS

    17.       Brokerage Allocation    ALLOCATION OF PORTFOLIO BROKERAGE

    18.       Capital Stock and       ORGANIZATION AND CAPITALIZATION;
              Other Securities        ADDITIONAL INFORMATION

    19.       Purchase, Redemption    PURCHASES AND REDEMPTIONS;
              and Pricing of          NET ASSET VALUE;
              Securities Being        DIVIDENDS AND DISTRIBUTIONS
              Offered

    20.       Tax Status              TAX STATUS; DIVIDENDS AND DISTRIBUTIONS

    21.       Underwriters            INVESTMENT ADVISER AND DISTRIBUTOR

    22.       Calculations of         PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements    FINANCIAL STATEMENTS


                            Cross Reference - Page 10

                      SCUDDER VARIABLE LIFE INVESTMENT FUND
                           GLOBAL DISCOVERY PORTFOLIO
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

  Item No.    Item Caption         Prospectus Caption
  --------    ------------         ------------------

     1.       Cover Page           COVER PAGE

     2.       Synopsis             NOT APPLICABLE

     3.       Condensed            NOT APPLICABLE
              Financial
              Information

     4.       General              INVESTMENT CONCEPT OF THE FUND;
              Description of       INVESTMENT OBJECTIVES AND POLICIES OF THE
              Registrant           PORTFOLIO; SPECIAL RISK CONSIDERATIONS;
                                   POLICIES AND TECHNIQUES APPLICABLE TO THE
                                   PORTFOLIO;
                                   INVESTMENT RESTRICTIONS

     5.       Management of the    INVESTMENT ADVISER; PORTFOLIO MANAGEMENT;
              Fund                 ADDITIONAL INFORMATION

    5A.       Management's         NOT APPLICABLE
              Discussion of Fund
              Performance

     6.       Capital Stock and    TAX STATUS, DIVIDENDS AND DISTRIBUTIONS;
              Other Securities     SHAREHOLDER COMMUNICATIONS; ADDITIONAL
                                   INFORMATION

     7.       Purchase of          DISTRIBUTOR; PURCHASES AND REDEMPTIONS;
              Securities Being     NET ASSET VALUE
              Offered

     8.       Redemption or        PURCHASES AND REDEMPTIONS;
              Repurchase           NET ASSET VALUE

     9.       Pending Legal        NOT APPLICABLE
              Proceedings


                            Cross Reference - Page 11

                      SCUDDER VARIABLE LIFE INVESTMENT FUND
                           GLOBAL DISCOVERY PORTFOLIO
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART B

                                      Caption in Statement of
  Item No.    Item Caption            Additional Information
  --------    ------------            ----------------------

    10.       Cover Page              COVER PAGE

    11.       Table of Contents       TABLE OF CONTENTS

    12.       General Information     ORGANIZATION AND CAPITALIZATION
              and History

    13.       Investment Objectives   INVESTMENT OBJECTIVE AND POLICIES;
              and Policies            POLICIES AND TECHNIQUES APPLICABLE TO THE
                                      PORTFOLIO; INVESTMENT RESTRICTIONS;
                                      PORTFOLIO TURNOVER

    14.       Management of the Fund  MANAGEMENT

    15.       Control Persons and     TRUSTEES AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory     INVESTMENT ADVISER AND DISTRIBUTOR;
              and Other Services        EXPERTS

    17.       Brokerage Allocation    ALLOCATION OF PORTFOLIO BROKERAGE

    18.       Capital Stock and       ORGANIZATION AND CAPITALIZATION;
              Other Securities        ADDITIONAL INFORMATION

    19.       Purchase, Redemption    PURCHASES AND REDEMPTIONS;
              and Pricing of          NET ASSET VALUE;
              Securities Being        DIVIDENDS AND DISTRIBUTIONS
              Offered

    20.       Tax Status              TAX STATUS; DIVIDENDS AND DISTRIBUTIONS

    21.       Underwriters            INVESTMENT ADVISER AND DISTRIBUTOR

    22.       Calculations of         PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements    FINANCIAL STATEMENTS


                            Cross Reference - Page 12

                      SCUDDER VARIABLE LIFE INVESTMENT FUND
                             INTERNATIONAL PORTFOLIO
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

  Item No.    Item Caption         Prospectus Caption
  --------    ------------         ------------------

     1.       Cover Page           COVER PAGE

     2.       Synopsis             NOT APPLICABLE

     3.       Condensed            NOT APPLICABLE
              Financial
              Information

     4.       General              INVESTMENT CONCEPT OF THE FUND;
              Description of       INVESTMENT OBJECTIVES AND POLICIES OF THE
              Registrant           PORTFOLIO; SPECIAL RISK CONSIDERATIONS;
                                   POLICIES AND TECHNIQUES APPLICABLE TO THE
                                   PORTFOLIO;
                                   INVESTMENT RESTRICTIONS

     5.       Management of the    INVESTMENT ADVISER; PORTFOLIO MANAGEMENT;
              Fund                 ADDITIONAL INFORMATION

    5A.       Management's         NOT APPLICABLE
              Discussion of Fund
              Performance

     6.       Capital Stock and    TAX STATUS, DIVIDENDS AND DISTRIBUTIONS;
              Other Securities     SHAREHOLDER COMMUNICATIONS; ADDITIONAL
                                   INFORMATION

     7.       Purchase of          DISTRIBUTOR; PURCHASES AND REDEMPTIONS;
              Securities Being     NET ASSET VALUE
              Offered

     8.       Redemption or        PURCHASES AND REDEMPTIONS;
              Repurchase           NET ASSET VALUE

     9.       Pending Legal        NOT APPLICABLE
              Proceedings


                            Cross Reference - Page 13

                      SCUDDER VARIABLE LIFE INVESTMENT FUND
                             INTERNATIONAL PORTFOLIO
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART B

                                      Caption in Statement of
  Item No.    Item Caption            Additional Information
  --------    ------------            ----------------------

    10.       Cover Page              COVER PAGE

    11.       Table of Contents       TABLE OF CONTENTS

    12.       General Information     ORGANIZATION AND CAPITALIZATION
              and History

    13.       Investment Objectives   INVESTMENT OBJECTIVE AND POLICIES;
              and Policies            POLICIES AND TECHNIQUES APPLICABLE TO THE
                                      PORTFOLIO; INVESTMENT RESTRICTIONS;
                                      PORTFOLIO TURNOVER

    14.       Management of the Fund  MANAGEMENT

    15.       Control Persons and     TRUSTEES AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory     INVESTMENT ADVISER AND DISTRIBUTOR;
              and Other Services        EXPERTS

    17.       Brokerage Allocation    ALLOCATION OF PORTFOLIO BROKERAGE

    18.       Capital Stock and       ORGANIZATION AND CAPITALIZATION;
              Other Securities        ADDITIONAL INFORMATION

    19.       Purchase, Redemption    PURCHASES AND REDEMPTIONS;
              and Pricing of          NET ASSET VALUE;
              Securities Being        DIVIDENDS AND DISTRIBUTIONS
              Offered

    20.       Tax Status              TAX STATUS; DIVIDENDS AND DISTRIBUTIONS

    21.       Underwriters            INVESTMENT ADVISER AND DISTRIBUTOR

    22.       Calculations of         PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements    FINANCIAL STATEMENTS


                            Cross Reference - Page 14

                                     Part A


Part A of this Post-Effective Amendment No. 23 to the Registration Statement is incorporated by reference in its entirety to Scudder Variable Life Investment Fund's current Post-Effective Amendment No. 22 on Form N-1A filed on April 29, 1997 and to its definitive Rule 497(c) filing on May 13, 1997.

                                     Part B


Part B of this Post-Effective Amendment No. 23 to the Registration Statement is incorporated by reference in its entirety to the Scudder Variable Life Investment Fund's current Post-Effective Amendment No. 22 on Form N-1A filed on April 29, 1997 and to its definitive Rule 497(c) filing on May 13, 1997.

                      SCUDDER VARIABLE LIFE INVESTMENT FUND

                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

            a.    Financial Statements

                  Included in Part A of this Registration Statement:

                        Financial Highlights for: the ten years ended December 31, 1996 for the Money Market Portfolio, the Bond Portfolio, the Capital Growth Portfolio and the Balanced Portfolio; the period May 2, 1994 (commencement of operations) to December 31, 1994 and for the two years ended December 31, 1996 for the Growth and Income Portfolio; the period May 1, 1987 (commencement of operations) to December 31, 1987 and the nine years ended December 31, 1996 for the International Portfolio; the period May 1, 1996 (commencement of operations) to December 31, 1996 for the Global Discovery Portfolio. (Incorporated by reference to Post-Effective Amendment No. 22 to this Registration Statement.)

                  Included in Part B of this Registration Statement:

                        Investment Portfolios as of December 31, 1996. Statements of Assets and Liabilities as of December 31, 1996. Statements of Operations for the fiscal year ended December 31, 1996. Statements of Changes in Net Assets for the year ended December 31, 1996. Financial Highlights for: the ten years ended December 31, 1996 for the Money Market Portfolio, the Bond Portfolio, the Capital Growth Portfolio and the Balanced Portfolio; the period May 2, 1994 (commencement of operations) to December 31, 1995 and the fiscal year ended December 31, 1996 for the Growth and Income Portfolio; the period May 1, 1987 (commencement of operations) to December 31, 1987 and the nine years ended December 31, 1996 for the International Portfolio; the period May 1, 1996 (commencement of operations) to December 31, 1996 for the Global Discovery Portfolio. Notes to Financial Statements are filed herein. (Incorporated by reference to Post-Effective Amendment No. 22 to this Registration Statement.)

                  Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

             b. Exhibits:

                1.  (a)     Declaration of Trust of the Registrant dated March
                            15, 1985 is filed herein.

                    (b) Amendment to the Declaration of Trust dated March 10, 1988 is filed herein.

                    (c) Establishment and Designation of Series of Shares of Beneficial Interest, without Par Value is filed herein.

                    (e)(1) Establishment and Designation of Series of Beneficial Interest, without Par Value dated February 9, 1996.
                            (Previously filed as Exhibit 1(e)(1) to
                            Post-Effective Amendment No. 22 to this
                            Registration Statement.)


                                Part C - Page 1

                    (f) Amended Establishment and Designation of Series of Shares of Beneficial Interest, without Par Value dated April 15, 1988 is filed herein.

                    (g)     Redesignation of Series is filed herein.

                    (h)     Abolition of Series is filed herein.

                    (i) Amended Establishment and Designation of Series of Shares of Beneficial Interest, without Par Value, with respect to the Growth and Income Portfolio dated February 11, 1994 is filed herein.

                2.  (a)     By-Laws of the Registrant dated March 15, 1985 is
                            filed herein.

                    (b) Amendment to the By-Laws of the Registrant dated November 13, 1991 is filed herein.

                3.  Inapplicable.

                4.  Inapplicable.

                5.  (a)     Investment Advisory Agreement between the
                            Registrant and Scudder, Stevens & Clark Ltd. dated
                            November 14, 1986 is filed herein.

                    (b) Investment Advisory Agreement between the Registrant and Scudder, Stevens & Clark, Inc. with respect to the Managed International Portfolio is filed herein.

                    (c) Investment Advisory Agreement between the Registrant and Scudder, Stevens & Clark, Inc. with respect to the Managed Natural Resources Portfolio dated May 2, 1988 is filed herein.

                    (c)(1) Investment Advisory Agreement between the Registrant and Scudder, Stevens & Clark, Inc. with respect to the Growth and Income Portfolio dated May 1, 1994 is filed herein.

                    (d) Form of an Investment Advisory Agreement between the Registrant and Scudder, Stevens & Clark, Inc. with respect to the Global Discovery Portfolio dated May 1,1996.
                            (Previously filed as Exhibit 5(d) to Post-Effective Amendment No. 17 to this Registration Statement.)

                    (d)(1) Investment Advisory Agreement between the Registrant and Scudder, Stevens & Clark, Inc. with respect to the Global Discovery Portfolio dated May 1, 1996.
                            (Previously filed as Exhibit 5(d)(1) to
                            Post-Effective Amendment No. 19 to this
                            Registration Statement.)

                    (e) Investment Advisory Agreement between the Registrant and Scudder, Stevens & Clark, Inc. with respect to the International Portfolio dated August 12, 1996.
                            (Previously filed as Exhibit 5(e) to Post-Effective Amendment No. 23 to the Registration Statement.)

                6.  (a)     Underwriting Agreement between the Registrant and
                            Scudder Investor Services, Inc., dated July 12,
                              1985 is filed herein.


                                Part C - Page 2

                    (a)(1) Underwriting Agreement between the Registrant and Scudder Investor Services, Inc., dated October 5, 1995.
                            (Previously filed as Exhibit 6(a)(1) to
                            Post-Effective Amendment No. 23 to the Registration Statement.)

                    (b) Participating Contract and Policy Agreement between Scudder Investor Services, Inc. and Participating Insurance Companies is filed herein.

                    (b)(1) Form of a Selected Dealer Agreement between Scudder Fund Distributors, Inc. and Participating Insurance
                           Companies is filed herein.

                    (c) Participating Contract and Policy Agreement between Scudder Investor Services, Inc. and Carillon Investments, Inc. dated February 18, 1992 is filed herein.

                    (d) Participating Contract and Policy Agreement between Scudder Investor Services, Inc. and AEtna Life Insurance and Annuity Company dated April 27, 1992 is filed herein.

                    (e) Participating Contract and Policy Agreement between Scudder Investor Services, Inc. and PNMR Securities, Inc. dated December 1, 1992 is filed herein.

                    (f) Prototype Participating Contract and Policy Agreement is filed herein.

                    (f)(1)  Prototype Participating Contract and Policy
                            Agreement.
                            (Previously filed as Exhibit 6(f)(1) to
                            Post-Effective Amendment No. 23 to the Registration Statement.)

                7.  Inapplicable.

                8.  (a)     Form of a Custodian Contract between the Registrant
                            and State Street Bank and Trust Company is filed herein.

                    (a)(1) Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. dated April 15, 1996. (Previously filed as Exhibit 8(a)(1) to Post-Effective Amendment No. 23 to the Registration Statement.)

                    (a)(2) Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. dated April 29, 1996 is filed herein.
                            (Previously filed as Exhibit 8(a)(2) to
                            Post-Effective Amendment No. 23 to the Registration Statement.)

                    (b)     Fee schedule for Exhibit 8(a) is filed herein.

                    (b)(1)  Fee schedule for Exhibit 8(a) is filed herein.

                    (c) Amendment to the Custodian Contract dated February 17, 1987 is filed herein.

                    (d) Amendment to the Custodian Contract dated February 17, 1987 is filed herein.

                    (e) Amendment to the Custodian Contract dated August 13, 1987 is filed herein.


                                Part C - Page 3

                    (f) Amendment to the Custodian Contract dated August 12, 1988 is filed herein.

                    (g) Amendment to the Custodian Contract dated August 9, 1991 is filed herein.

                    (h)     Fee Schedule for Exhibit 8(a) is filed herein.

                9.  (a)(1)  Transfer, Dividend Disbursing and Plan Agency
                            Agreement between the Registrant and State Street Bank and Trust Company dated July 12, 1985 is filed herein.

                    (a)(2)  Fee schedule for Exhibit 9(a)(1) is filed herein.

                    (a)(2)(iFee schedule for Exhibit 9(a)(1) is filed herein.

                    (a)(3) Transfer Agency and Service Agreement between the Registrant and Scudder Service Corporation dated April 6, 1992 is filed herein.

                    (b)(1)  Form of a Participation Agreement is filed herein.

                    (b)(2)  Form of a Participation Agreement is filed herein.

                    (c)(3) Amendment to Participation Agreement between the Registrant and Charter National Life Insurance Company dated May 2, 1988 is filed herein.

                    (c)(4) Amendment to Participation Agreement between the Registrant and Charter National Life Insurance Company dated June 30, 1991 is filed herein.

                    (c)(5) Participation Agreement between the Registrant and The Union Central Life Insurance Company dated February 18, 1992 is filed herein.

                    (c)(6) Participation Agreement between the Registrant and AEtna Life Insurance and Annuity Company dated April 27, 1992 is filed herein.

                    (c)(7) Participation Agreement between the Registrant and Safeco Life Insurance Companies dated December 31,
                              1992 is filed herein.

                    (c)(8) Prototype Participation Agreement - Form A is filed herein.

                    (c)(9) Prototype Participation Agreement - Form B is filed herein.

                   (c)(9)(1)Prototype Participation Agreement.
                            (Previously filed as Exhibit 9(c)(9)(1) to Post-Effective Amendment No. 23 to the Registration Statement.)

                    (c)(10) First Amendment to the Fund Participation Agreement
                            between AEtna Life Insurance and Annuity Company and the Fund dated February 19, 1993 is filed herein.

                    (c)(11) Second Amendment to the Fund Participation Agreement
                            between AEtna Life Insurance and Annuity Company and the Fund dated August 13, 1993 is filed herein.


                                Part C - Page 4

                    (c)(12) First Amendment to the Participation Agreement
                            between Mutual of America Life Insurance Company, The American Life Insurance Company of New York and the Fund dated August 13, 1993 is filed herein.

                    (c)(13) First Amendment to the Participation Agreement
                            between The Union Central Life Insurance Company and the Fund dated September 30, 1993 is filed herein.

                    (c)(14) Participation Agreement between the Registrant and
                            American Life Assurance Corporation dated May 3,
                            1993.
                            (Previously filed as Exhibit 9(c)(14) to Post-Effective Amendment No. 16 to this Registration Statement.)

                    (c)(15) Participation Agreement between the Registrant and
                            AUSA Life Insurance Company, Inc. dated October 21, 1993.
                            (Previously filed as Exhibit 9(c)(15) to Post-Effective Amendment No. 16 to this Registration Statement.)

                    (c)(16) Participation Agreement between the Registrant and
                            Banner Life Insurance Company dated January 18,
                            1990.
                            (Previously filed as Exhibit 9(c)(16) to Post-Effective Amendment No. 16 to this Registration Statement.)

                    (c)(17) Participation Agreement between the Registrant and
                            Banner Life Insurance Company dated January 18,
                            1995.
                            (Previously filed as Exhibit 9(c)(17) to Post-Effective Amendment No. 16 to this Registration Statement.)

                    (c)(18) Participation Agreement between the Registrant and
                            Fortis Benefits Insurance Company dated June 1,
                            1994.
                            (Previously filed as Exhibit 9(c)(18) to Post-Effective Amendment No. 16 to this Registration Statement.)

                    (c)(19) Participation Agreement between the Registrant and
                            Lincoln Benefit Life Company dated December 30,
                            1993.
                            (Previously filed as Exhibit 9(c)(19) to Post-Effective Amendment No. 16 to this Registration Statement.)

                    (c)(20) Participation Agreement between the Registrant and
                            Charter National Life Insurance Company dated September 3, 1993.
                            (Previously filed as Exhibit 9(c)(20)to
                            Post-Effective Amendment No. 16 to this
                            Registration Statement.)

                    (c)(21) Participation Agreement between the Registrant and
                            Mutual of America Life Insurance Company dated December 30, 1988.
                            (Previously filed as Exhibit 9(c)(21) to Post-Effective Amendment No. 16 to this Registration Statement.)

                    (c)(22) First Amendment to Participation Agreement between the Registrant and Mutual of America Life Insurance Company dated August 13, 1993.
                            (Previously filed as Exhibit 9(c)(22) to Post-Effective Amendment No. 16 to this Registration Statement.)

                    (c)(23) Participation Agreement between the Registrant and
                            Mutual of America Life Insurance Company dated December 30, 1988.
                            (Previously filed as Exhibit 9(c)(23) to Post-Effective Amendment No. 16 to this Registration Statement.)


                                Part C - Page 5

                    (c)(24) First Amendment to Participation Agreement between the Registrant and Mutual of America Life Insurance Company dated August 13, 1993.
                            (Previously filed as Exhibit 9(c)(24) to Post-Effective Amendment No. 16 to this Registration Statement.)

                    (c)(25) Participation Agreement between the Registrant and
                            Mutual of America Life Insurance Company dated December 30, 1993.
                            (Previously filed as Exhibit 9(c)(25) to Post-Effective Amendment No. 16 to this Registration Statement.)

                    (c)(26) Participation Agreement between the Registrant and
                            Paragon Life Insurance Company dated April 30, 1993. (Previously filed as Exhibit 9(c)(26) to Post-Effective Amendment No. 16 to this
                            Registration Statement.)

                    (c)(27) Participation Agreement between the Registrant and
                            Provident Mutual Life Insurance Company of
                            Philadelphia dated July 21, 1993.
                            (Previously filed as Exhibit 9(c)(27) to Post-Effective Amendment No. 16 to this Registration Statement.)

                    (c)(28) Participation Agreement between the Registrant and
                            United of Omaha Life Insurance Company dated May 15, 1994.
                            (Previously filed as Exhibit 9(c)(28) to Post-Effective Amendment No. 16 to this Registration Statement.)

                    (c)(29) First Amendment to the Participation Agreement
                            between the Registrant and United of Omaha Life Insurance Company dated January 23, 1995. (Previously filed as Exhibit 9(c)(29) to Post-Effective Amendment No. 16 to this Registration Statement.)

                    (c)(30) Participation Agreement between the Registrant and
                            USAA Life Insurance Company dated February 3, 1995. (Previously filed as Exhibit 9(c)(30) to Post-Effective Amendment No. 16 to this Registration Statement.)

                    (c)(31) Amendment to the Participation Agreement, the
                            Reimbursement Agreement and the Participating Contract and Policy Agreement dated February 3, 1995.
                            (Previously filed as Exhibit 9(c)(31) to Post-Effective Amendment No. 16 to this Registration Statement.)

                    (d) Form of an Accounting Services Agreement between the Registrant and Scudder Investor Services, Inc. dated August 1, 1989 is filed herein.

                    (d)(1) Accounting Services Agreement between the Registrant and Scudder Fund Distributors, Inc.
                              dated August 1, 1989.

                    (e)(1) Fund Accounting Services Agreement between the Registrant, on behalf of the Money Market Portfolio, and Scudder Fund Accounting Corporation dated October 1, 1994 is filed herein.

                    (e)(2) Fund Accounting Services Agreement between the Registrant, on behalf of the Bond Portfolio, and Scudder Fund Accounting Corporation dated October 1, 1994 is filed herein.


                                Part C - Page 6

                    (e)(3) Fund Accounting Services Agreement between the Registrant, on behalf of the Balanced Portfolio, and Scudder Fund Accounting Corporation dated October 1, 1994 is filed herein.

                    (e)(4) Fund Accounting Services Agreement between the Registrant, on behalf of the Growth and Income Portfolio, and Scudder Fund Accounting Corporation dated October 1, 1994 is filed herein.

                    (e)(5) Fund Accounting Services Agreement between the Registrant, on behalf of the Capital Growth Portfolio, and Scudder Fund Accounting Corporation dated October 1, 1994 is filed herein.

                    (e)(6) Fund Accounting Services Agreement between the Registrant, on behalf of the International Portfolio, and Scudder Fund Accounting Corporation dated October 1, 1994 is filed herein.

                    (e)(7) Fund Accounting Services Agreement between the Registrant, on behalf of the Global Discovery Portfolio, and Scudder Fund Accounting Corporation dated May 1, 1996.
                            (Previously filed as Exhibit 9(e)(7) to
                            Post-Effective Amendment No. 23 to the Registration Statement.)

                10. Inapplicable.

                11. Inapplicable.

                12. Inapplicable.

                13. Inapplicable.

                14. Inapplicable.

                15. Form of Master Distribution Plan for Class B shares
                    pursuant to Rule 12b-1 dated February 9, 1996.
                    (Previously filed as Exhibit 15 to Post-Effective Amendment No. 18 to this Registration Statement.)

                    (a) Master Distribution Plan for Class B shares pursuant to Rule 12b-1 dated February 9, 1996. (Previously filed as Exhibit 15(a) to Post-Effective Amendment No. 23 to the Registration Statement.)

                16. Schedule of Computation of Performance Calculation is filed herein.

                17. Inapplicable.

Item 25.          Persons Controlled by or under Common Control with Registrant

            As of December 31, 1996, 26.1% of the outstanding shares of beneficial interest of the Registrant are owned by Charter National Life Insurance Company of Missouri ("CNL"). CNL is a wholly-owned subsidiary of Leucadia National Corporation. Leucadia National Corporation is a New York corporation.


                                Part C - Page 7

Item 26.    Number of Holders of Securities (as of December 31, 1997)

                       (1)                                  (2)
                 Title of Class                    Number of Shareholders

             Shares of beneficial
             interest,
             of no par value
             Money Market Portfolio                         (6)

             Shares of beneficial
             interest,
             of no par value
             Bond Portfolio                                 (10)

             Shares of beneficial
             interest,
             of no par value
             Balanced Portfolio                             (6)

             Shares of beneficial
             interest,
             of no par value
             Growth and Income                              (6)
             Portfolio

             Shares of beneficial
             interest,
             of no par value
             Capital Growth                                 (9)
             Portfolio

             Shares of beneficial
             interest,
             of no par value
             Global Discovery                               (3)
             Portfolio

             Shares of beneficial
             interest,
             of no par value
             International Portfolio                        (13)

Item 27.          Indemnification.

            A policy of insurance covering Scudder, Stevens & Clark, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the Registrant's Trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV, Sections 4.1 - 4.3 of Registrant's Declaration of Trust provide as follows:

                  Section 4.1. No Personal Liability of Shareholders, Trustees, etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Fund Property or the acts, obligations or affairs of the Fund. No Trustee, officer, employee or agent of the Fund shall be subject to any personal liability whatsoever to any Person, other than to the Fund or its Shareholders, in connection with Fund Property or the affairs of the Fund, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Fund Property for satisfaction of claims of any nature arising in connection with the affairs of the Fund. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Fund, is made a party to any suit or proceeding to enforce any such liability of the Fund, he shall not, on account thereof, be held to any personal liability. The Fund shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in


                                Part C - Page 8
                  connection with any such claim or liability. The rights accruing to a Shareholder under this Section 4.l shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Fund to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2. Non-Liability of Trustees, etc. No Trustee, officer, employee or agent of the Fund shall be liable to the Fund, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4.3 Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                        (i) every person who is, or has been, a Trustee or officer of the Fund shall be indemnified by the Fund to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                        (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Trustee or officer:

                        (i) against any liability to the Fund or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                        (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Fund;

                        (iii) in the event of a settlement or other disposition
                              not involving a final adjudication as provided in paragraph (b)(i) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                              (A) by the court or other body approving the settlement or other disposition; or

                              (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                  (c) The rights of indemnification herein provided may be insured against by policies maintained by the Fund, shall be severable, shall not affect any other rights to


                                Part C - Page 9
                        which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Fund other than Trustees and officers may be entitled by contract or otherwise under law.

                  (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 4.3 shall be advanced by the Fund prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                        (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Fund shall be insured against losses arising out of any such advances; or

                        (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                  As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 28.          Business or Other Connections of Investment Adviser

            Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                  Business and Other Connections of Board
       Name       of Directors of Registrant's Adviser
       ----       ------------------------------------

Stephen R.        Treasurer and Chief Financial Officer, Scudder Kemper
Beckwith              Investments, Inc.**
                  Vice President and Treasurer, Scudder Fund Accounting
                      Corporation*
                  Director, Scudder Stevens & Clark Corporation**
                  Director and Chairman, Scudder Defined Contribution
                      Services, Inc.
                  Director and President, Scudder Capital Asset Corporation
                  Director and President, Scudder Capital Stock Corporation
                  Director and President, Scudder Capital Planning Corporation
                  Director and President, SS&C Investment Corporation Director and President, SIS Investment Corporation Director and
                  President, SRV Investment Corporation

Lynn S. Birdsong  Director and Vice President, Scudder Kemper Investments,
                      Inc.**
                  Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

Laurence W. Cheng Director, Scudder Kemper Investments, Inc.**
                  Member, Corporate Executive Board, Zunica Insurance Company
                      of Switzerland
                  Director, ZKI Holding Corporation


                                Part C - Page 10

Steven Gluckstern Director, Scudder Kemper Investments, Inc.**
                  Member, Corporate Executive Board, Zurich Insurance Company
                      of Switzerland
                  Director, Zurich Holding Company of America

Rolf Huppi        Director, Chairman of the Board, Scudder Kemper
                      Investments, Inc.**
                  Member, Corporate Executive Board, Zurich Insurance Company
                      of Switzerland
                  Director, Chairman of the Board, Zurich Holding Company of
                      America
                  Director, ZKI Holding Corporation

Kathryn L. Quirk  Director, Chief Legal Officer, Chief Compliance Officer and
                      Secretary, Scudder Kemper Investments, Inc.**
                  Director, Senior Vice President & Assistant Clerk, Scudder
                      Investor Services, Inc.*
                  Director, Vice President & Secretary, Scudder Fund
                      Accounting Corporation*
                  Director, Vice President & Secretary, Scudder Realty
                      Holdings Corporation*
                  Director & Assistant Clerk, Scudder Service Corporation* Director, SFA, Inc.*
                  Vice President, Director & Assistant Secretary, Scudder
                      Precious Metals, Inc.***
                  Director, Scudder, Stevens & Clark Japan, Inc.***
                  Director, Vice President and Secretary, Scudder, Stevens &
                      Clark of Canada, Ltd.***
                  Director, Vice President and Secretary, Scudder Canada
                      Investor Services Limited***
                  Director, Vice President and Secretary, Scudder Realty
                      Advisers, Inc. x
                  Director and Secretary, Scudder, Stevens & Clark
                      Corporation**
                  Director and Secretary, Scudder, Stevens & Clark Overseas
                      Corporationoo
                  Director and Secretary, SFA, Inc.
                  Director, Vice President and Secretary, Scudder Defined
                      Contribution Services, Inc.
                  Director, Vice President and Secretary, Scudder Capital
                      Asset Corporation
                  Director, Vice President and Secretary, Scudder Capital
                      Stock Corporation
                  Director, Vice President and Secretary, Scudder Capital
                      Planning Corporation
                  Director, Vice President and Secretary, SS&C Investment
                      Corporation
                  Director, Vice President and Secretary, SIS Investment
                      Corporation
                  Director, Vice President and Secretary, SRV Investment
                      Corporation
                  Director, Vice President and Secretary, Scudder Brokerage
                      Services, Inc.
                  Director, Korea Bond Fund Management Co., Ltd.

Markus Rohrbasser Director, Scudder Kemper Investments, Inc.**
                  Member Corporate Executive Board, Zurich Insurance Company
                      of Switzerland
                  President, Director, Chairman of the Board, ZKI Holding
                      Corporation

Cornelia M. Small Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani Director, President and Chief Executive Officer, Scudder
                      Kemper Investments, Inc.**
                  Director, Scudder, Stevens & Clark Japan, Inc.###
                  President and Director, Scudder, Stevens & Clark Overseas
                      Corporationoo
                  President and Director, Scudder, Stevens & Clark
                      Corporation**
                  Director, Scudder Realty Advisors, Inc.x
                  Director, IBJ Global Investment Management S.A. Luxembourg,
                      Grand-Duchy of Luxembourg

      *     Two International Place, Boston, MA
      x     333 South Hope Street, Los Angeles, CA
      **    345 Park Avenue, New York, NY
      #     Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
            Luxembourg B 34.564
      ***   Toronto, Ontario, Canada
      xxx   Grand Cayman, Cayman Islands, British West Indies
      oo    20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
      ###   1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan


                                Part C - Page 11

Item 29.              Principal Underwriters.

        (a)    Scudder California Tax Free Trust
               Scudder Cash Investment Trust
               Scudder Equity Trust
               Scudder Fund, Inc.
               Scudder Funds Trust
               Scudder Global Fund, Inc.
               Scudder GNMA Fund
               Scudder Institutional Fund, Inc. Scudder International Fund, Inc. Scudder Investment Trust Scudder Municipal Trust Scudder Mutual Funds, Inc. Scudder Pathway Series Scudder Portfolio Trust Scudder Securities Trust Scudder State Tax Free Trust Scudder Tax Free Money Fund Scudder Tax Free Trust Scudder U.S. Treasury Money Fund Scudder Variable Life Investment Fund AARP Cash Investment Funds AARP Growth Trust AARP Income Trust AARP Tax Free Income Trust AARP Managed Investment Portfolios Trust The Japan Fund, Inc.

        (b)

        The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this
        Item 29.

(1)                        (2)                              (3)

                                                            Positions and
Name and Principal         Position and Offices with        Offices with
Business Address           Scudder Investor Services, Inc.  Registrant
----------------           -------------------------------  ----------

William S. Baughman        Vice President                   None

Lynn S. Birdsong           Senior Vice President            None
345 Park Avenue
New York, NY 10154

Mary Elizabeth Beams       Vice President                   None

Mark S. Casady             Director, President and          None
Two International Place    Assistant Treasurer
Boston, MA  02110

Linda Coughlin             Director and Senior Vice         None
Two International Place    President
Boston, MA  02110


                                Part C - Page 12

                                                            Positions and
Name and Principal         Position and Offices with        Offices with
Business Address           Scudder Investor Services, Inc.  Registrant
----------------           -------------------------------  ----------

Richard W. Desmond         Vice President                   None
345 Park Avenue
New York, NY  10154

Paul J. Elmlinger          Senior Vice President and        None
345 Park Avenue            Assistant Clerk
New York, NY  10154

Philip S. Fortuna          Vice President                   None

William F. Glavin          Vice President                   None

Margaret D. Hadzima        Assistant Treasurer              None
Two International Place
Boston, MA  02110

Thomas W. Joseph           Director, Vice President,        Vice President
Two International Place    Treasurer
Boston, MA 02110           and Assistant Clerk

Thomas F. McDonough        Clerk                            Vice President and
Two International Place                                     Secretary
Boston, MA 02110

Daniel Pierce              Director, Vice President         Vice President and
Two International Place    and Assistant Treasurer          Trustee
Boston, MA 02110

Kathryn L. Quirk           Director, Senior Vice President  Vice President and
345 Park Avenue            and Assistant Clerk              Assistant Secretary
New York, NY  10154

Robert A. Rudell           Vice President                   None
Two International Place
Boston, MA 02110

William M. Thomas          Vice President                   None

Benjamin Thorndike         Vice President                   None
Two International Place
Boston, MA 02110

Sydney S. Tucker           Vice President                   None
Two International Place
Boston, MA 02110

Linda J. Wondrack          Vice President                   None
Two International Place
Boston, MA  02110


                                Part C - Page 13

(c)

       (1)               (2)              (3)             (4)         (5)
                         Net
                     Underwriting   Compensation on
Name of Principal   Discounts and     Redemptions      Brokerage      Other
   Underwriter       Commissions    and Repurchases   Commissions   Compensation
   -----------       -----------    ---------------   -----------   ------------
 Scudder Investor        None            None            None           None
  Services, Inc.

Item 30.              Location of Accounts and Records.

               Certain accounts, bookds and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Inc., Two International Place, Boston, MA 02110-4103. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts 02110-4103.

Item 31.       Management Services.

               Inapplicable.

Item 32.       Undertakings.

               Inapplicable.


                                Part C - Page 14

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 27th day of January, 1998.


                                SCUDDER VARIABLE LIFE INVESTMENT FUND

                                By /s/Thomas F. McDonough
                                   -------------------------------------
                                    Thomas F. McDonough, Vice
                                    President and Secretary


     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                         TITLE                     DATE


/s/David B. Watts
-------------------------
David B. Watts*                   President (Principal      January 27, 1998
                                  Executive Officer)
                                  and Trustee


/s/Daniel Pierce
-------------------------
Daniel Pierce*                    Vice President and        January 27, 1998
                                  Trustee


/s/Dr. Kenneth Black, Jr.
-------------------------
Dr. Kenneth Black, Jr.*           Trustee                   January 27, 1998



/s/Dr. Rosita P. Chang
--------------------------
Dr. Rosita P. Chang*              Trustee                   January 27, 1998


/s/Peter B. Freeman
--------------------------
Peter B. Freeman*                 Trustee                   January 27, 1998


/s/Dr. J. D. Hammond
--------------------------
Dr. J. D. Hammond*                Trustee                   January 27, 1998

/s/Edward J. O'Connell
---------------------------
Edward J. O'Connell               Assistant Treasurer       January 27, 1998
                                  (Principal Financial
                                  and Accounting
                                  Officer) and Vice
                                  President


*By:/s/Thomas F. McDonough
    -------------------------
     Thomas F. McDonough**

**   Attorney-in-fact pursuant to the
     powers of attorney contained in
     the signature pages of
     Post-Effective Amendment No. 9 to
     the Registration Statement filed
     March 3, 1989 and Post-Effective
     Amendment No. 19 to the
     Registration Statement filed May
     1, 1996.

                                                                File No. 2-96461
                                                               File No. 811-4257

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 23

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 27

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940

                      SCUDDER VARIABLE LIFE INVESTMENT FUND

                      SCUDDER VARIABLE LIFE INVESTMENT FUND

                                  EXHIBIT INDEX

                                  Exhibit 1(a)
                                  Exhibit 1(b)
                                  Exhibit 1(c)
                                  Exhibit 1(f)
                                  Exhibit 1(g)
                                  Exhibit 1(h)
                                  Exhibit 1(i)
                                  Exhibit 2(a)
                                  Exhibit 2(b)
                                  Exhibit 5(a)
                                  Exhibit 5(b)
                                  Exhibit 5(c)
                                 Exhibit 5(c)(1)
                                  Exhibit 6(a)
                                  Exhibit 6(b)
                                 Exhibit 6(b)(1)
                                  Exhibit 6(c)
                                  Exhibit 6(d)
                                  Exhibit 6(e)
                                  Exhibit 6(f)
                                  Exhibit 8(a)
                                  Exhibit 8(b)
                                 Exhibit 8(b)(1)
                                  Exhibit 8(c)
                                  Exhibit 8(d)
                                  Exhibit 8(e)
                                  Exhibit 8(f)
                                  Exhibit 8(g)
                                  Exhibit 8(h)
                                 Exhibit 9(a)(1)
                                 Exhibit 9(a)(2)
                               Exhibit 9(a)(2)(i)
                                 Exhibit 9(a)(3)
                                 Exhibit 9(b)(1)
                                 Exhibit 9(b)(2)
                                 Exhibit 9(c)(3)
                                 Exhibit 9(c)(4)
                                 Exhibit 9(c)(5)
                                 Exhibit 9(c)(6)
                                 Exhibit 9(c)(7)
                                 Exhibit 9(c)(8)
                                 Exhibit 9(c)(9)
                                Exhibit 9(c)(10)
                                Exhibit 9(c)(11)
                                Exhibit 9(c)(12)
                                Exhibit 9(c)(13)
                                  Exhibit 9(d)
                                 Exhibit 9(d)(1)
                                 Exhibit 9(e)(1)
                                 Exhibit 9(e)(2)
                                 Exhibit 9(e)(3)
                                 Exhibit 9(e)(4)

                                  EXHIBIT INDEX
                                   (continued)

                                 Exhibit 9(e)(5)
                                 Exhibit 9(e)(6)
                                   Exhibit 16